Loans and Allowance for Loan Losses, Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans [Abstract]
Total loans	$ 848,664	$ 772,774
Less: Allowance for loan losses	(7,160)	(6,272)	$ (6,728)	$ (7,499)
Net loans	841,504	766,502
Residential Real Estate [Member]
Loans [Abstract]
Total loans	305,478	310,253
Less: Allowance for loan losses	(1,480)	(1,250)	(1,583)	(1,470)
Commercial Real Estate [Member]
Loans [Abstract]
Total loans	253,449	222,136
Less: Allowance for loan losses	(2,431)	(1,928)	(2,186)	(2,978)
Commercial Real Estate [Member] | Owner-occupied [Member]
Loans [Abstract]
Total loans	51,863	55,825
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans [Abstract]
Total loans	164,523	131,398
Commercial Real Estate [Member] | Construction [Member]
Loans [Abstract]
Total loans	37,063	34,913
Commercial and Industrial [Member]
Loans [Abstract]
Total loans	157,692	100,023
Less: Allowance for loan losses	(1,776)	(1,447)	(1,063)	(1,024)
Commercial and Industrial [Member] | PPP [Member]
Loans [Abstract]
Total loans	27,933
Consumer [Member]
Loans [Abstract]
Total loans	132,045	140,362
Less: Allowance for loan losses	(1,473)	(1,647)	$ (1,896)	$ (2,027)
Consumer [Member] | Automobile [Member]
Loans [Abstract]
Total loans	55,241	63,770
Consumer [Member] | Home Equity [Member]
Loans [Abstract]
Total loans	19,993	22,882
Consumer [Member] | Other [Member]
Loans [Abstract]
Total loans	$ 56,811	$ 53,710